Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management [Abstract]
Carrying amounts of financial assets and financial liabilities

The following table shows the carrying amounts of financial assets and financial liabilities:

	As of
	December 31,
In CHF thousands	2023	2022
Financial assets
Right-of-use assets	3,508	2,808
Long-term financial assets	361	361
Other current receivables	622	392
Accounts receivable	14,800	—
Short-term financial assets	24,554	91,000
Cash and cash equivalents	78,494	31,586
Total financial assets	122,339	126,147

	As of
	December 31,
In CHF thousands	2023	2022
Financial liabilities
Long-term lease liabilities	2,825	2,253
Trade and other payables	1,679	929
Accrued expenses	11,087	9,417
Short-term lease liabilities	672	548
Total financial liabilities	16,263	13,147